Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners International Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of international or non-U.S. companies we believe to be significantly undervalued.
		Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the International Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the International Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The International Fund normally invests at least 65% of total assets in the equity securities of international issuers, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock but may purchase other types of securities as long as the investment meets our criteria. The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund reserves the right to invest in derivatives of any kind when Southeastern believes it would benefit the Fund, during the last fiscal year it employed forward currency agreements for the purpose of managing its exposure to currency risk and engaged in option strategies to seek enhanced returns.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

		Definition of International • A company will generally be considered international if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk • Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk • Investments might not reach what we believe are their true values because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks • As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk • Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks • Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks • The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

		Derivatives Risks • The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund’s price declines and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk • Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com or (800) 445-9469.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	southeasternasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last 10 years. 2nd Quarter of 2003 30.72% Worst Quarter in last 10 years. 3th Quarter of 2011 (23.57)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners International Fund | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.18%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	139
Three Years	rr_ExpenseExampleYear03	434
Five Years	rr_ExpenseExampleYear05	750
Ten Years	rr_ExpenseExampleYear10	1,646
2002	rr_AnnualReturn2002	(16.51%)
2003	rr_AnnualReturn2003	41.52%
2004	rr_AnnualReturn2004	10.21%
2005	rr_AnnualReturn2005	12.88%
2006	rr_AnnualReturn2006	17.07%
2007	rr_AnnualReturn2007	15.29%
2008	rr_AnnualReturn2008	(39.60%)
2009	rr_AnnualReturn2009	23.17%
2010	rr_AnnualReturn2010	13.69%
2011	rr_AnnualReturn2011	(20.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in the last 10 years.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter in the last 10 years.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.57%)
One Year	rr_AverageAnnualReturnYear01	(20.29%)	[1]
Five Year	rr_AverageAnnualReturnYear05	(4.91%)	[1]
Ten Year	rr_AverageAnnualReturnYear10	2.95%	[1]
Return After Taxes on Distributions | Longleaf Partners International Fund | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.90%)	[1],[2]
Five Year	rr_AverageAnnualReturnYear05	(5.67%)	[1],[2]
Ten Year	rr_AverageAnnualReturnYear10	2.33%	[1],[2]
Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners International Fund | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.03%)	[1],[2]
Five Year	rr_AverageAnnualReturnYear05	(4.18%)	[1],[2]
Ten Year	rr_AverageAnnualReturnYear10	2.49%	[1],[2]
EAFE Index (Net of Dividend Tax Withholding) | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)	[3]
Five Year	rr_AverageAnnualReturnYear05	(4.72%)	[3]
Ten Year	rr_AverageAnnualReturnYear10	4.67%	[3]

[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (reflects no deductions for fees, expenses, or taxes)